Other Assets, Net (Details) - Schedule of Other Assets Movement of Allowance for Expected Credit Losses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Assets Movement of Allowance for Expected Credit Losses [Abstract]
Balance at beginning
Provision for expected credit losses	990
Balance at ending	$ 990